                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended December 31, 2003

Check here if Amendment  [ ]                 Amendment Number :         [ ]
  This Amendment (Check only one):       [ ]  is a restatement
                                         [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Atlas Capital Management, L.P.
          -----------------------------
Address:  100 Crescent Court, Suite 880
          -----------------------------
          Dallas, Texas 75201
          -----------------------------

Form 13F File Number:  28-
                       --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert H. Alpert
          ---------------------------------------
Title:    President of RHA, Inc., general partner of
          Atlas Capital Management, L.P.
          ---------------------------------------
Phone:    (214) 999-6082
          ---------------------------------------

Signature, Place and Date of Signing:

            /s/ Robert H. Alpert        Dallas, Texas       February 17, 2004
          -------------------------     --------------      -----------------
                   (Signature)          (City, State)             (Date)

Report Type (Check only one):

   [X] 13F HOLDINGS REPORTS (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
Form 13F Information Table Entry Total:                 27
Form 13F Information Table Value Total:            $53,914
                                             (in thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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


                                                     FORM 13F INFORMATION TABLE

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COLUMN 1              COLUMN 2      COLUMN 3   COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF              TITLE OF                  VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                CLASS        CUSIP      [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BERKLEY W R
  CORP                  COM      084423-10-2   1,749          50,050    SH   N/A    SOLE            0         50,050    0       0
BISYS GROUP INC         COM      055472-10-4   2,028         136,300    SH   N/A    SOLE            0        136,300    0       0
BOK FINL CORP         COM NEW    05561Q-20-1   1,530          39,523    SH   N/A    SOLE            0         39,523    0       0
BRINKER INTL INC        COM      109641-10-0   1,492          45,000    SH   N/A    SOLE            0         45,000    0       0
CIRCUIT CITY
  STORE INC             COM      172737-10-8   1,141         112,600    SH   N/A    SOLE            0        112,600    0       0
DARDEN
  RESTAURANTS
  INC                   COM      237194-10-5   8,540         405,900    SH   N/A    SOLE            0        405,900    0       0
ENCORE MED CORP         COM      29256E-10-9     942         115,400    SH   N/A    SOLE            0        115,400    0       0
FRIEDMAN BILLINGS
  RAMSEY GRO           CL A      358434-10-8   1,846          80,000    SH   N/A    SOLE            0         80,000    0       0
GEMSTAR-TV GUIDE
  INTL INC              COM      36866W-10-6   1,758         346,600    SH   N/A    SOLE            0        346,600    0       0
HAYES LEMMERZ
  INTL INC            COM NEW    420781-30-4     906          50,000    SH   N/A    SOLE            0         50,000    0       0
JEFFERSON
  BANCSHARES
  INC TEN               COM      472375-10-4     991          71,800    SH   N/A    SOLE            0         71,800    0       0
LKQ CORP                COM      501889-20-8     987          55,000    SH   N/A    SOLE            0         55,000    0       0
MAYTAG CORP             COM      578592-10-7   1,810          65,000    SH   N/A    SOLE            0         65,000    0       0
MI DEVS INC        CL A SUB VTG  55304X-10-4   1,982          71,000    SH   N/A    SOLE            0         71,000    0       0
OVERSEAS
  SHIPHOLDING
  GROUP I               COM      690368-10-5     916          26,900    SH   N/A    SOLE            0         26,900    0       0
PIER 1 IMPORTS
  INC                   COM      720279-10-8   1,312          60,000    SH   N/A    SOLE            0         60,000    0       0
PLAINS EXPL
  & PRODTN CO           COM      726505-10-0   2,129         138,350    SH   N/A    SOLE            0        138,350    0       0
PLAINS RES INC     COM PAR $0.10 726540-50-3   3,658         227,900    SH   N/A    SOLE            0        227,900    0       0
SELECT SECTOR
  SPDR TR               COM      81369Y-70-4   3,238         121,000    SH   N/A    SOLE            0        121,000    0       0
SIX FLAGS INC           COM      83001P-10-9   1,945         258,600    SH   N/A    SOLE            0        258,600    0       0
SONY CORP             ADR NEW    835699-30-7     593          17,100    SH   N/A    SOLE            0         17,100    0       0
SPANISH
  BROADCASTING
  SYS INC              CL A      846425-88-2     936          88,700    SH   N/A    SOLE            0         88,700    0       0
TARRANT APPAREL
  GROUP                 COM      876289-10-9   5,385       1,500,000    SH   N/A    SOLE            0      1,500,000    0       0
TLC VISION CORP         COM      872549-10-0   2,394         361,100    SH   N/A    SOLE            0        361,100    0       0
TYCO INTL
  LTD NEW               COM      902124-10-6   1,805          68,100    SH   N/A    SOLE            0         68,100    0       0
UICI                    COM      902737-10-5   1,323          99,600    SH   N/A    SOLE            0         99,600    0       0
WESCO FINL
  CORP                  COM      950817-10-6     578           1,641    SH   N/A    SOLE            0          1,641    0       0


PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.